Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning Balance	€ 17,455	€ 18,978
Provisions made during the year	6,475	8,598
Provisions used during the year	(5,811)	(9,789)
Provisions reversed during the year	(100)	(332)
Ending Balance	18,019	17,455
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	10,469	10,926
Provisions made during the year	5,403	1,941
Provisions used during the year	(2,907)	(2,066)
Provisions reversed during the year	(100)	(332)
Ending Balance	12,865	10,469
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	641	1,098
Provisions made during the year	103	267
Provisions used during the year	(384)	(724)
Ending Balance	360	641
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	4,489	4,476
Provisions made during the year	969	2,370
Provisions used during the year	(1,713)	(2,357)
Ending Balance	3,745	4,489
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	1,197	1,141
Provisions made during the year		115
Provisions used during the year	(148)	(59)
Ending Balance	1,049	1,197
Other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	659	1,337
Provisions made during the year		3,905
Provisions used during the year	€ (659)	(4,583)
Ending Balance		€ 659